UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Private Placement for Public Offering	Private Placement for Institutional Investors	Registered Direct Offering	Exercise of Warrant	Share capital	Share capital Private Placement for Public Offering	Share capital Private Placement for Institutional Investors	Share capital Registered Direct Offering	Share capital Exercise of Warrant	Share premium [1]	Share premium Private Placement for Public Offering	[1]	Share premium Private Placement for Institutional Investors	[1]	Share premium Registered Direct Offering	[1]	Share premium Exercise of Warrant	[1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained earnings/(accumulated losses) [1]
Beginning balance at Dec. 31, 2021	$ 765,944					$ 31					$ 1,261,454									$ 19,702	$ 4,864	$ (520,107)
Statement of changes in equity [Roll Forward]
Loss for the period	(310,473)																					(310,473)
Other comprehensive loss:
Exchange differences on translation of foreign operations	1,143																				1,143
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(309,330)																				1,143	(310,473)
Issuance of ordinary shares		$ 377,643					$ 2					$ 377,641
Exercise of share options	2,305										3,280									(975)
Reclassification of vested restricted share units	0										12,314									(12,314)
Equity-settled share-based compensation expense	25,365																			25,365
Ending balance at Sep. 30, 2022	861,927					33					1,654,689									31,778	6,007	(830,580)
Beginning balance at Dec. 31, 2022	744,312					33					1,657,015									39,049	14,671	(966,456)
Statement of changes in equity [Roll Forward]
Loss for the period	(373,436)																					(373,436)
Other comprehensive loss:
Exchange differences on translation of foreign operations	(13,705)																				(13,705)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(387,141)																				(13,705)	(373,436)
Issuance of ordinary shares			$ 234,410	$ 349,278	$ 352,491			$ 1	$ 1	$ 1				$ 234,409		$ 349,277		$ 352,490
Exercise of share options	11,195										17,301									(6,106)
Reclassification of vested restricted share units	0										23,421									(23,421)
Equity-settled share-based compensation expense	35,091																			35,091
Ending balance at Sep. 30, 2023	$ 1,339,636					$ 36					$ 2,633,913									$ 44,613	$ 966	$ (1,339,892)

[1]	These reserve accounts comprise the consolidated reserves of $1,339.6 million and $861.9 million in the consolidated statements of financial position as at September 30, 2023 and, 2022, respectively